Financial derivative instrument	6 Months Ended
Jun. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial derivative instrument
9.	Financial derivative instrument

(In thousands)	December 31, 2021	June 30, 2022
Carrying value as at beginning of period	—	—
Derivates related to convertible promissory note (Note 8)	—	672
Carrying value as at end of period	—	672

On January 6, 2022, the derivatives related to the convertible promissory note (details are set out in Note 8) were valued using the Monte Carlo simulation model: volatility 112.35%, the weighted expected term of one year, a discount rate of 9.54% and a dividend yield of 0%.